SHARE BASED COMPENSATION - Stock options (Details) - $ / shares	1 Months Ended		12 Months Ended
	Nov. 30, 2017	Aug. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 31, 2017	Sep. 30, 2014
Share-based compensation
Additional ordinary shares reserve for future issuance			22,860,000		15,236,000
Option granted vesting period (in years)			4 years
Granted (in shares)			7,348,000	5,805,000	9,580,000
Shares available for issuance
Balance at the beginning of the period (in shares)			6,357,000	11,217,000	4,111,000
Additions (in shares)			22,860,000		15,236,000
Granted (in shares)			(7,348,000)	(5,805,000)	(9,580,000)
Cancelled/forfeited/repurchased (in shares)			1,300,000	945,000	1,450,000
Expired			(2,686,000)
Balance at the end of the period (in shares)			20,483,000	6,357,000	11,217,000
Employees, directors and non-employees directors
Share-based compensation
Granted (in shares)			6,848,000	5,805,000	9,580,000
Shares available for issuance
Granted (in shares)			(6,848,000)	(5,805,000)	(9,580,000)
Cancelled/forfeited/repurchased (in shares)			1,300,000	945,000	1,450,000
Exercise Price			$ 0.0001	$ 0.0001	$ 0.0001
2014 Share Incentive Plan
Share-based compensation
Option granted vesting period (in years)			4 years
Expiration period (in years)			10 years
2014 Share Incentive Plan | Class A Ordinary Shares
Share-based compensation
Maximum number of ordinary shares authorized for stock based compensation							20,220,588
Additional ordinary shares reserve for future issuance		15,235,971
Shares available for issuance
Additions (in shares)		15,235,971
2017 Share Incentive Plan
Share-based compensation
Option granted vesting period (in years)			4 years
Granted (in shares)	2,576,725
Expiration period (in years)			10 years
Shares available for issuance
Granted (in shares)	(2,576,725)
Exercise Price	$ 0.0001
2017 Share Incentive Plan | Class A Ordinary Shares
Share-based compensation
Maximum number of ordinary shares authorized for stock based compensation						22,859,634